3. BASIS OF PRESENTATION: c) Basis of Consolidation: Disclosure of interests in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
MichiCann Medical Inc
Jurisdiction	Ontario, Canada
Percentage Ownership	100.00%	0.00%
1251881 B.C. Ltd
Jurisdiction	British Columbia, Canada
Percentage Ownership	100.00%
MidAmerican Growers, Inc
Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	0.00%
MidAmerican Cultivation LLC
Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	0.00%
RWB Platinum Vape Inc
Jurisdiction	California, USA
Percentage Ownership	100.00%	0.00%
Vista Prime Management, LLC
Jurisdiction	California, USA
Percentage Ownership	100.00%	0.00%
GC Ventures 2, LLC
Jurisdiction	Michigan, USA
Percentage Ownership	100.00%	0.00%
RWB Licensing Inc
Jurisdiction	British Columbia, Canada
Percentage Ownership	100.00%	0.00%
RWB Freedom Flower, LLC
Jurisdiction	Illinois, USA
Percentage Ownership	100.00%	0.00%
RWB Illinois, Inc
Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	100.00%
Vista Prime 3, Inc
Jurisdiction	California, USA
Percentage Ownership	100.00%	0.00%
PV CBD LLC
Jurisdiction	California, USA
Percentage Ownership	100.00%	0.00%
Vista Prime 2, Inc
Jurisdiction	California, USA
Percentage Ownership	100.00%	0.00%
Royalty USA Corp
Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	0.00%
RLTY Beverage 1 LLC
Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	0.00%
RLTY Development MA 1 LLC
Jurisdiction	Delaware, USA
Percentage Ownership	100.00%	0.00%
RLTY Development Orange LLC
Jurisdiction	Massachusetts, USA
Percentage Ownership	100.00%	0.00%
RLTY Development Springfield LLC
Jurisdiction	Massachusetts, USA
Percentage Ownership	100.00%	0.00%